N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Jun. 10, 2026
Amendment Flag	false
C000068094 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG and Bond Fund - Administrative Class (Effective 8/1/2026, PIMCO Total Return ESG Fund is renamed PIMCO Total Return ESG and Bond Fund)	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG and Bond Fund - Administrative Class (Effective 8/1/2026, PIMCO Total Return ESG Fund is renamed PIMCO Total Return ESG and Bond Fund)	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

C000068094 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG and Bond Fund - Administrative Class (Effective 8/1/2026, PIMCO Total Return ESG Fund is renamed PIMCO Total Return ESG and Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000078453 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG and Bond Fund - Administrative Class (Effective 8/1/2026, PIMCO Total Return ESG Fund is renamed PIMCO Total Return ESG and Bond Fund)	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG and Bond Fund - Administrative Class (Effective 8/1/2026, PIMCO Total Return ESG Fund is renamed PIMCO Total Return ESG and Bond Fund)	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

C000078453 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG and Bond Fund - Administrative Class (Effective 8/1/2026, PIMCO Total Return ESG Fund is renamed PIMCO Total Return ESG and Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
C000078454 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG and Bond Fund - Administrative Class (Effective 8/1/2026, PIMCO Total Return ESG Fund is renamed PIMCO Total Return ESG and Bond Fund)	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG and Bond Fund - Administrative Class (Effective 8/1/2026, PIMCO Total Return ESG Fund is renamed PIMCO Total Return ESG and Bond Fund)	1.70%	8.28%	-0.63%	1.94%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

C000078454 [Member] | C000026659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG and Bond Fund - Administrative Class (Effective 8/1/2026, PIMCO Total Return ESG Fund is renamed PIMCO Total Return ESG and Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.94%